Significant events and transactions related to the three-month period ended June 30, 2026 (Details Narrative) shares in Millions, $ in Millions, R$ in Billions	1 Months Ended			3 Months Ended
	Jul. 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($) shares
IfrsStatementLineItems [Line Items]
Additional remuneration reserve	$ 1,701			$ 140
Repurchased common shares | shares				8,771,000
USD [Member]
IfrsStatementLineItems [Line Items]
Increase of share capital		$ 100
BRL [Member]
IfrsStatementLineItems [Line Items]
Increase of share capital | R$			R$ 500